SEGMENTED INFORMATION (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENTED INFORMATION

March 31, 2026	Drones	Corporate	Total
Sales of goods	$2,232,132	$-	$2,232,132
Provision of services	80,221	-	80,221
Total revenue	2,312,353	-	2,312,353
Segment loss	430,012	3,244,075	3,674,087
Finance and other costs	678,152	-	678,152
Depreciation	120,536	715	121,251
Amortization	1,805	-	1,805
Change in fair value of derivative liability	-	1,047,731	1,047,731
Write down of inventory (note 5)	105,840	-	105,840
Net loss for the period	$1,336,345	$4,292,521	$5,628,866

March 31, 2025	Drones	Corporate	Total
Sales of goods	$1,541,811	$-	$1,541,811
Provision of services	5,904	-	5,904
Total revenue	1,547,715	-	1,547,715
Segment loss	1,872,918	1,295,088	3,168,006
Finance and other costs	34,031	-	34,031
Depreciation	72,221	3,195	75,416
Amortization	2,257	-	2,257
Change in fair value of derivative liability	-	157,830	157,830
Loss on write-off of notes receivable	-	25,951	25,951
Recovery of write down of inventory (note 5)	(38,666)	-	(38,666)
Net loss for the period	$1,942,761	$1,482,064	$3,424,825

SCHEDULE OF GEOGRAPHIC REVENUE

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

	March 31, 2026	December 31, 2025
Non-current assets
Canada	$940,435	$980,758
United States	630,470	548,473
	$1,570,905	$1,529,231

	For the three months ended March 31,
	2026	2025
Revenue
Canada	$2,308,375	$1,544,083
United States	3,978	3,632
	$2,312,353	$1,547,715